Schedule of Inventory (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory	$ 117,230	$ 128,773
Computers [Member]
Inventory	9,653	9,698
Monitors [Member]
Inventory	29,921	31,779
Printers [Member]
Inventory	3,551	2,175
Charging Stations [Member]
Inventory	22,715	24,968
Parts and enclosures [Member]
Inventory	48,775	56,481
General [Member]
Inventory	$ 2,615	$ 3,672